Employee Option Plans - Schedule of Matrix IT's Employee Stock-Based Compensation Activity (Details) - Matrix [Member] $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares
Schedule of Matrix IT's Employee Stock-Based Compensation Activity [Line Items]
Number of options, Outstanding	1,295,000	1,315,000
Weighted average exercise price, Outstanding (in Dollars per share) | $ / shares	$ 13.6	$ 13.01
Weighted average remaining contractual term, Outstanding	4 years 1 month 28 days	3 years 1 month 28 days
Aggregate intrinsic value, Outstanding (in Dollars) | $	$ 7,336	$ 13,816
Number of options, Exercisable		150,000
Weighted average exercise price, Exercisable (in Dollars per share) | $ / shares
Aggregate intrinsic value, Exercisable (in Dollars) | $
Number of options, Granted		20,000
Weighted average exercise price, Granted (in Dollars per share) | $ / shares		$ 21.66
Weighted average remaining contractual term (in years), Granted		4 years
Aggregate intrinsic value , Granted (in Dollars) | $		$ 27
Number of options, Expired and forfeited
Weighted average exercise price, Expired and forfeited (in Dollars per share) | $ / shares
Aggregate intrinsic value, Expired and forfeited (in Dollars) | $
Number of options, Exercised